Document and Entity Information	0 Months Ended
Feb. 12, 2015
Risk/Return:
Document Type	497
Document Period End Date	Feb. 12, 2015
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Feb. 12, 2015
Document Effective Date	Feb. 12, 2015
Prospectus Date	Apr. 11, 2014
Victory Special Value Fund | Class A
Risk/Return:
Trading Symbol	SSVSX
Victory Special Value Fund | Class C
Risk/Return:
Trading Symbol	VSVCX
Victory Special Value Fund | Class R
Risk/Return:
Trading Symbol	VSVGX
Victory Special Value Fund | Class I
Risk/Return:
Trading Symbol	VSPIX
Victory Special Value Fund | Class Y
Risk/Return:
Trading Symbol	VSVYX